Income tax (Tables)	12 Months Ended
Mar. 31, 2019
Income tax
Schedule of income before income tax expense

	Year ended March 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$

The PRC	365,448	435,576	447,195	66,634
Non-PRC
- Hong Kong	(36)	(45)	(65)	(9)
- British Virgin Islands	(2,985)	(56)	(56,616)	(8,436)
- Cayman Islands	(196,116)	(131,940)	(34,053)	(5,074)
Income before income tax expense	166,311	303,535	356,461	53,115

Schedule of income tax expense

	Year ended March 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$

Current tax expense	58,767	72,591	75,948	11,317
Deferred tax expense	(21,145)	(9,935)	(14,688)	(2,189)
Total income tax expense	37,622	62,656	61,260	9,128

Schedule of the reconciliation of expected income tax to actual income tax expense

		Year ended March 31,
	Note	2017	2018	2019	2019
		RMB	RMB	RMB	US$

Income before income tax expense		166,311	303,535	356,461	53,115

Computed “expected” tax expense		41,578	75,884	89,115	13,279
Non-PRC entities not subject to income tax
- Hong Kong		9	11	16	2
- British Virgin Islands		746	14	14,154	2,109
- Cayman Islands		49,029	32,985	8,513	1,268
PRC dividend withholding tax		(14,300)	—	—	—
Preferential tax rates	(i)	(39,931)	(49,093)	(51,428)	(7,663)
Others		491	2,855	890	133
Actual income tax expense		37,622	62,656	61,260	9,128

Note:

(i)	Per share impact of preferential tax rates is RMB0.55, RMB0.43 and RMB0.42 (US$0.06) for the years ended March 31, 2017, 2018 and 2019, respectively.

Schedule of deferred tax assets/(liabilities)

	March 31,
	2018	2019	2019
	RMB	RMB	US$
Deferred tax assets:
Accounts receivable	21,086	32,929	4,906
Non-current accounts receivable	11,725	12,879	1,919
Inventories	7,410	7,834	1,167
Others	1,713	1,858	277
Deferred tax assets	41,934	55,500	8,269

Deferred tax liabilities:
Deferred revenue	(57)	(48)	(7)
Property, plant and equipment	(5,694)	(5,736)	(855)
Intangible assets	(25,516)	(24,361)	(3,629)
Deferred tax liabilities	(31,267)	(30,145)	(4,491)

Net deferred tax assets	10,667	25,355	3,778

Classification on consolidated balance sheets:
Deferred tax assets	31,295	44,981	6,702
Deferred tax liabilities	(20,628)	(19,626)	(2,924)
Net deferred tax assets	10,667	25,355	3,778